PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT, NET
NOTE 10: -	PROPERTY, PLANT AND EQUIPMENT, NET

	Laboratory equipment	Computers and peripheral equipment	Office equipment and furniture	Leasehold improvements	Total
Cost:

Balance on January 1, 2020	$4,939	$4,051	$264	$13,527	$22,781
Additions	299	61	-	163	523
Deductions	(1,088)	(1,103)	-	-	(2,191)

Balance on December 31, 2020	4,150	3,009	264	13,690	21,113

Accumulated Depreciation:

Balance on January 1, 2020	4,230	3,780	157	12,031	20,198
Additions	315	153	16	550	1,034
Deductions	(1,088)	(1,103)	-	-	(2,191)

Balance on December 31, 2020	3,457	2,830	173	12,581	19,041

Depreciated cost on December 31, 2020	$693	$179	$91	$1,109	$2,072

	Laboratory equipment	Computers and peripheral equipment	Office equipment and furniture	Leasehold improvements	Total
Cost:

Balance on January 1, 2019	$4,852	$3,895	$225	$12,838	$21,810
Additions	87	156	39	689	971

Balance on December 31, 2019	4,939	4,051	264	13,527	22,781

Accumulated Depreciation:

Balance on January 1, 2019	3,834	3,593	144	11,052	18,623
Additions	396	187	13	979	1,575

Balance on December 31, 2019	4,230	3,780	157	12,031	20,198

Depreciated cost on December 31, 2019	$709	$271	$107	$1,496	$2,583